Due from banks and loans (Detail) - CHF (SFr) SFr in Millions		Dec. 31, 2017	Dec. 31, 2016
Loans And Leases Receivable Disclosure [Line Items]
Due from banks, gross		SFr 13,741	SFr 13,159
Allowance for credit losses		(3)	(3)
Due from banks, net	[1]	13,739	13,156
Loan, gross		320,225	306,921
Allowance for credit losses		(658)	(596)
Loans, net	[1],[2]	319,568	306,325
Total due from banks and loans, net	[3]	333,306	319,481
Residential mortgages
Loans And Leases Receivable Disclosure [Line Items]
Loan, gross		144,431	142,197
Commercial mortgages
Loans And Leases Receivable Disclosure [Line Items]
Loan, gross		18,717	19,765
Lombard loans
Loans And Leases Receivable Disclosure [Line Items]
Loan, gross		115,059	104,999
Other loans
Loans And Leases Receivable Disclosure [Line Items]
Loan, gross	[4]	38,837	36,481
Finance lease receivables
Loans And Leases Receivable Disclosure [Line Items]
Loan, gross	[5]	1,069	986
Securities
Loans And Leases Receivable Disclosure [Line Items]
Loan, gross		2,113	2,494
UBS AG
Loans And Leases Receivable Disclosure [Line Items]
Due from banks, gross		13,695	13,128
Allowance for credit losses		(3)	(3)
Due from banks, net	[1]	13,693	13,125
Loan, gross		322,376	307,601
Allowance for credit losses		(658)	(596)
Loans, net	[1],[2]	321,718	307,004
Total due from banks and loans, net	[3]	335,411	320,129
UBS AG | Residential mortgages
Loans And Leases Receivable Disclosure [Line Items]
Loan, gross		144,431	142,197
UBS AG | Commercial mortgages
Loans And Leases Receivable Disclosure [Line Items]
Loan, gross		18,717	19,765
UBS AG | Lombard loans
Loans And Leases Receivable Disclosure [Line Items]
Loan, gross		115,059	104,999
UBS AG | Other loans
Loans And Leases Receivable Disclosure [Line Items]
Loan, gross	[4]	40,987	37,160
UBS AG | Finance lease receivables
Loans And Leases Receivable Disclosure [Line Items]
Loan, gross	[5]	1,069	986
UBS AG | Securities
Loans And Leases Receivable Disclosure [Line Items]
Loan, gross		SFr 2,113	SFr 2,494

[1]
As of 31 December 2017, CHF 134 billion of Loans, CHF 0 billion of Due from banks, CHF 2 billion of Reverse repurchase agreements, CHF 7 billion of Financial assets available for sale, CHF 24 billion of Financial assets designated at fair value and CHF 7 billion of Financial assets held to maturity are expected to be recovered or settled after 12 months. As of 31 December 2016, CHF 126 billion of Loans, CHF 0 billion of Due from banks, CHF 1 billion of Reverse repurchase agreements, CHF 10 billion of Financial assets available for sale, CHF 29 billion of Financial assets designated at fair value and CHF 8 billion of Financial assets held to maturity are expected to be recovered or settled after 12 months.

[2]	Includes finance lease receivables of CHF 1.1 billion as of 31 December 2017 (31 December 2016: CHF 1.0 billion). Refer to Notes 10 and 31 for more information.
[3]	Refer to Note 25b for more information on collateral and credit enhancements.
[4]	Includes corporate loans.
[5]	Refer to Note 31 for more information.